Investment in Affiliates - Summary of Financial Information Related to the Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Total current assets	$ 2,812	$ 2,733
Total long-term assets	53	511
Total assets	2,865	3,244
Total current liabilities	2,742	2,687
Total long-term liabilities	17	218
Total liabilities	$ 2,759	$ 2,905